INCOME TAXES - Narrative Tax Losses, Tax Credits and Other Tax Benefits (Details) $ in Millions	Dec. 31, 2021 USD ($)
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Operating loss carryforward, amount	$ 133,100
Basque Country in Spain, Liberia, Luxembourg, Switzerland and the United States
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Operating loss carryforward, amount	5,785
Tax losses for which deferred tax asset recognised	1,067
Unused tax losses for which no deferred tax asset recognised	4,718
Brazil, France, Germany, Luxembourg, Spain and USA | Unlimited tax period
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Operating loss carryforward, amount	127,300
Tax losses for which deferred tax asset recognised	37,100
Unused tax losses for which no deferred tax asset recognised	90,200
Basque Country in Spain
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax credit, amount	565
Tax credits for which deferred tax asset recognised	69
Unused tax credits for which no deferred tax asset recognised	496
Brazil, Spain, and the United States | Unlimited tax period
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax credit, amount	106
Tax credits for which deferred tax asset recognised	66
Unused tax credits for which no deferred tax asset recognised	$ 40